Fair Value Measurements (Details) - Schedule of Changes of the Forward Purchase Agreement with Significant Unobservable Inputs - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 483
Recognition of Forward Purchase Agreement Asset		17,125
Change in fair value	(483)	(16,642)
Balance		$ 483